Benefits offered to employees (Details 5)	12 Months Ended
Dec. 31, 2023
Actuarial assumption of discount rates [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	38.00%
Premise reduction	47.00%
Actuarial assumption of discount rates [member] | Country Of America [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	(2.00%)
Premise reduction	9.00%
Actuarial assumption of discount rates [member] | Idesa [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	2.00%
Premise reduction	2.00%
Actuarial assumption of discount rates [member] | Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	(6.00%)
Premise reduction	7.00%
Actuarial assumption of discount rates [member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise reduction	4.00%
Actuarial assumption of expected rates of pension increases [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	(9.00%)
Premise reduction	9.00%
Actuarial assumption of expected rates of pension increases [member] | Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	5.00%
Premise reduction	(5.00%)
Actuarial assumption of expected rates of pension increases [member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Actuarial assumption of life expectancy after retirement [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	49.00%
Premise reduction	(40.00%)
Actuarial assumption of life expectancy after retirement [member] | Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Premise increase	4.00%
Premise reduction	(4.00%)
Life expectancy	1 year
Actuarial assumption of life expectancy after retirement [member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Life expectancy	1 year
Actuarial assumption of mortality rates [member] | Country Of America [Member]
IfrsStatementLineItems [Line Items]
Premise change	10.00%
Premise increase	1.00%
Premise reduction	5.00%